UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08518
                                                    -----------

                             Gabelli Gold Fund, Inc.
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
                  --------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
                  --------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2005
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

GABELLI GOLD FUND, INC.
SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
   SHARES                                          VALUE*
   ------                                          ------
            COMMON STOCKS -- 99.2%
            METALS AND MINING -- 99.2%
            AUSTRALIA -- 8.4%
 2,000,000  Central Asia Gold Ltd.+ .......... $  1,141,022
 4,500,000  Croesus Mining NL ................    1,633,606
   810,000  Kingsgate Consolidated Ltd. ......    1,414,146
   399,762  Leviathan Resources Ltd.+ ........      308,737
 7,045,000  Lihir Gold Ltd.+ .................    5,844,025
   300,000  Newcrest Mining Ltd. .............    4,037,083
 9,593,750  Oxiana Ltd.+ .....................    7,491,989
   500,000  Sino Gold Ltd.+ ..................      733,884
 5,175,000  Tanami Gold NL+ ..................      518,979
                                               ------------
                                                 23,123,471
                                               ------------
            LATIN AMERICA -- 3.0%
   357,400  Compania de Minas
             Buenaventura SA, ADR ............    8,141,572
                                               ------------
            NORTH AMERICA -- 61.9%
   709,000  Agnico-Eagle Mines Ltd., New York    10,315,950
    55,000  Agnico-Eagle Mines Ltd., Toronto .      802,472
   555,400  Arizona Star Resource Corp.+ .....    2,718,003
   500,000  Axmin Inc.+ ......................      206,663
 1,300,000  Axmin Inc.+ (b)(c) ...............      537,323
   225,000  Banro Corp.+ .....................      911,383
   125,000  Banro Corp.+ (b)(c) ..............      506,324
   440,000  Barrick Gold Corp. ...............   10,542,400
   150,000  Bema Gold Corp.+ .................      401,753
   160,000  Bema Gold Corp.+ (b)(c) ..........      428,536
   876,700  Crystallex International Corp.+ ..    3,077,217
   100,000  Eldorado Gold Corp., New York+ ...      287,000
 1,232,500  Eldorado Gold Corp., Toronto+ ....    3,515,024
   467,500  Eldorado Gold Corp.,
             Toronto+ (b)(c) .................    1,333,285
 1,300,000  Erdene Gold Inc.+ ................    1,128,379
   522,500  Freeport-McMoRan Copper &
             Gold Inc., Cl. B ................   20,696,225
   200,000  Gammon Lake Resources Inc.+ ......    1,160,618
   480,000  Glamis Gold Ltd., New York+ ......    7,492,800
   208,200  Glamis Gold Ltd., Toronto+ .......    3,232,203
   197,600  Goldcorp Inc., New York ..........    2,807,896
   163,200  Goldcorp Inc., Toronto ...........    2,325,840
   102,000  Golden Queen Mining Co. Ltd.+ ....       35,835
 1,000,000  Golden Queen Mining Co.
             Ltd.+ (b)(c) ....................      351,327
   470,000  Golden Star Resources Ltd.,
             New York+ .......................    1,348,900
   500,000  Golden Star Resources Ltd.,
             Toronto+ ........................    1,425,973
 5,499,188  Guinor Gold Corp.+ ...............    5,000,502
   400,000  IAMGOLD Corp., New York ..........    2,456,000
 1,555,060  IAMGOLD Corp., Toronto ...........    9,576,917
    30,000  Ivanhoe Mines Ltd., New York+ ....      224,100
   270,000  Ivanhoe Mines Ltd., Toronto+ .....    2,031,082
   350,000  Jaguar Mining Inc.+ ..............    1,200,711
   585,000  Kinross Gold Corp., New York+ ....    3,510,000
   449,999  Kinross Gold Corp., Toronto+ .....    2,737,863
   645,295  Meridian Gold Inc., New York+ ....   10,866,768
    70,000  Meridian Gold Inc., Toronto+ .....    1,180,458

                                                   MARKET
   SHARES                                          VALUE*
   ------                                          ------

   300,000  Miramar Mining Corp., New York+ .. $    321,000
   750,000  Miramar Mining Corp., Toronto+ ...      812,185
   200,000  Miramar Mining Corp.,
             Toronto+ (b)(c) .................      216,583
    60,000  Nevsun Resources Ltd., New York+ .      150,000
   775,000  Nevsun Resources Ltd., Toronto+ ..    1,896,338
   175,000  Nevsun Resources Ltd.,
             Toronto+ (b)(c) .................      428,205
   510,071  Newmont Mining Corp. .............   21,550,500
   150,000  Orezone Resources Inc., New York+       202,500
 1,051,000  Orezone Resources Inc., Toronto+ .    1,424,849
   174,147  Placer Dome Inc., Australia ......    2,824,428
   753,000  Placer Dome Inc., New York .......   12,213,660
    65,000  Placer Dome Inc., Toronto ........    1,051,004
 1,099,988  Radius Gold Inc.+ ................    1,327,587
 1,291,100  River Gold Mines Ltd.+ ...........    1,323,439
 1,300,000  Wesdome Gold Mines Inc.+ (b)(c) ..    1,504,505
 1,270,000  Wheaton River Minerals Ltd.+ .....    4,535,339
   420,000  Wheaton River Minerals
             Ltd.+ (b)(c) ....................    1,499,876
   318,400  Wolfden Resources Inc.+ ..........      855,419
                                               ------------
                                                170,511,147
                                               ------------
            SOUTH AFRICA -- 16.8%
    66,700  Anglo American Platinum Corp. Ltd.    2,497,867
   307,058  AngloGold Ashanti Ltd., ADR ......   10,578,148
 1,105,000  DRDGOLD Ltd.+ ....................    1,005,550
   125,000  Gold Fields Ltd. .................    1,435,927
 1,283,249  Gold Fields Ltd., ADR ............   14,744,531
   200,000  Harmony Gold Mining Co. Ltd. .....    1,581,390
 1,011,326  Harmony Gold Mining Co. Ltd., ADR     7,888,343
    20,000  Impala Platinum Holdings Ltd. ....    1,683,306
   228,000  Impala Platinum Holdings Ltd., ADR    4,808,201
                                               ------------
                                                 46,223,263
                                               ------------
            SWEDEN -- 0.9%
 2,153,846  Riddarhyttan Resources AB+ .......    2,497,591
                                               ------------
            UNITED KINGDOM -- 8.2%
   500,000  Highland Gold Mining Ltd. ........    1,936,995
   255,000  Lonmin plc .......................    4,740,809
   258,333  Monterrico Metals plc+ ...........    2,392,647
 1,067,200  Randgold Resources Ltd., ADR+ ....   13,190,592
   200,000  Trans-Siberian Gold Ltd.+ ........      461,762
                                               ------------
                                                 22,722,805
                                               ------------
            TOTAL COMMON STOCKS ..............  273,219,849
                                               ------------
            PREFERRED STOCKS -- 0.1%
            METALS AND MINING -- 0.1%
            SOUTH AFRICA -- 0.1%
    10,447  Anglo American Platinum
              Corp. Ltd.,
              6.380% Cv. Pfd. ................      200,691
                                               ------------
            WARRANTS -- 0.7%
            AUSTRALIA -- 0.0%
 2,375,000  Crescent Gold Ltd.
             expire 11/30/05+ ................       33,016
                                               ------------

GABELLI GOLD FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
   SHARES                                          VALUE*
   ------                                          ------
            WARRANTS (CONTINUED)
            NORTH AMERICA -- 0.7%
   145,500  Apollo Gold Corp.
             expire 12/23/06+ (a)(b)(c) ...... $        536
 1,000,000  Golden Queen Mining Co. Ltd.
              expire 01/27/06+ (a)(b)(c) .....       63,726
   100,000  Golden Star Resources Ltd.
             expire 02/14/07+ ................       78,532
   300,000  Mexgold Resources Inc.
              expire 02/26/06+ (a)(b)(c) .....       99,465
   527,500  Northern Orion Resources Inc.
              expire 05/29/08+ (b)(c) ........      719,497
   400,000  Wesdome Gold Mines Inc.
              expire 04/23/05+ (a)(b)(c) .....            0
   280,000  Wheaton River Minerals Ltd.
             expire 05/30/07+ ................      620,319
   210,000  Wheaton River Minerals Ltd.
              expire 05/30/07+ (b)(c) ........      465,239
                                               ------------
                                                  2,047,314
                                               ------------
            TOTAL WARRANTS ...................    2,080,330
                                               ------------
            TOTAL INVESTMENTS -- 100.0%
              (Cost $216,669,834) ............ $275,500,870
                                               ============
----------------
              For Federal tax purposes:
              Aggregate cost ................. $216,669,834
                                               ============
              Gross unrealized appreciation .. $ 74,339,430
              Gross unrealized depreciation ..  (15,508,394)
                                               ------------
              Net unrealized appreciation
                (depreciation) ............... $ 58,831,036
                                               ============
----------------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2005, the market value of fair valued securities amounted to $163,727 or 0.06% of total investments.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the Rule 144A securities are considered liquid and the market value amounted to $8,154,427 or 2.96% of total investments.
(c) At March 31, 2005, the Fund held investments in restricted securities that were valued under methods approved by the Board as follows:

                                                                       03/31/05
                                                                       CARRYING
ACQUISITION                                  ACQUISITION ACQUISITION    VALUE
  SHARES   ISSUER                               DATE        COST       PER UNIT
 --------  ------                            ----------- -----------   --------
  145,500  Apollo Gold Corp.
             Warrants expire 12/23/06 ....... 12/17/02           --    $0.0037
1,300,000  Axmin Inc. ....................... 12/20/02   $  397,833     0.4133
  125,000  Banro Corp. ......................  3/25/04      373,580     4.0506
  160,000  Bema Gold Corp. .................. 10/26/04      476,696     2.6784
  467,500  Eldorado Gold Corp., Toronto .....  12/6/02      568,659     2.8519
1,000,000  Golden Queen Mining Co. Ltd. .....  1/13/04      393,794     0.3513
1,000,000  Golden Queen Mining Co. Ltd.
             Warrants expire 01/27/06 .......  1/13/04           --     0.0637
  300,000  Mexgold Resources Inc.
             Warrants expire 02/26/06 .......  2/13/04           --     0.3316
  200,000  Miramar Mining Corp., Toronto ....  7/24/03      300,679     1.0829
  175,000  Nevsun Resources Ltd., Toronto ...  2/12/03      354,761     2.4469
  527,500  Northern Orion Resources Inc.
             Warrants expire 05/29/08 .......  7/30/03           --     1.3640
1,300,000  Wesdome Gold Mines Inc. .......... 12/22/03    1,360,115     1.1573
  400,000  Wesdome Gold Mines Inc.
             Warrants expire 04/23/05 .......  3/29/04           --         --
  420,000  Wheaton River Minerals Ltd. ......  5/14/02      310,043     3.5711
  210,000  Wheaton River Minerals Ltd.
             Warrants expire 05/30/07 .......  5/14/02           --     2.2154
 +      Non-income producing security.
ADR -   American Depository Receipt.
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                                             % OF
                                            MARKET         MARKET
GEOGRAPHIC DIVERSIFICATION                   VALUE          VALUE
--------------------------                 --------       --------
North America ............................   62.6%     $172,558,461
South Africa .............................   16.8        46,423,955
Europe ...................................    9.2        25,220,396
Asia/Pacific .............................    8.4        23,156,486
Latin America ............................    3.0         8,141,572
                                            ------     ------------
                                            100.0%     $275,500,870
                                            ======     ============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Gold Fund, Inc.
            --------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 25, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer

Date     May 25, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.